Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories
Inventories
  ($ in millions)
At December 31:	2011	2010
Finished goods	$589	$432
Work in process and raw materials	2,007	2,018
Total	$2,595	$2,450